Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities

in EUR thousands	June 30, 2019	December 31, 2018
Non-current financial debt
Convertible bond 2017/2022	2,512	2,495
EIB loan 2017	11,561	10,967
EIB loan 2019	5,178	0
Leasing liabilities	3,277	0
Total non-current financial debt	22,528	13,462
Current financial debt	188	165